Inventories - Inventories (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	€ 456,685	€ 438,853
Work-in-process	1,477,041	1,549,119
Finished products	927,493	666,648
Inventories, gross	2,861,219	2,654,620
Allowance for obsolescence and/or lower market value	(311,382)	(261,598)	(267,366)
Inventories, net	€ 2,549,837	€ 2,393,022